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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ______________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    VHCP Management, LLC
Address: 3340 Hillview Avenue
         Palo Alto, California 94304

Form 13F File Number: 28- ___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Stepp
Title: General Counsel, VR Management, LLC
Phone: (650) 561-9580

Signature, Place, and Date of Signing:


                                       Palo Alto, California  February 14, 2011
-------------------------------------
             [Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:   Twelve (12)
Form 13F Information Table Value Total: $163,083,000
List of Other Included Managers:        None

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                           FORM 13F INFORMATION TABLE

                                                                                                               Voting Authority
                                     TITLE OF               VALUE   SHARES / SH / PUT / INVESTMENT   OTHER  ---------------------
NAME OF ISSUER                         CLASS     CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION MANAGERS    SOLE   SHARED NONE
--------------                       -------- ----------- -------- --------- ---- ----- ---------- -------- --------- ------ ----
Amarin Corporation PLC                 SPONS  023111 20 6   11,369 1,386,500 SH   N/A   Sole       N/A      1,386,500   N/A   N/A
                                      ADR NEW
Anacor Pharmaceuticals, Inc.           COM    032420 10 1   10,740 2,000,000 SH   N/A   Sole       N/A      2,000,000   N/A   N/A
Ardea Biosciences, Inc.                COM    03969P 10 7   13,239   509,205 SH   N/A   Sole       N/A        509,205   N/A   N/A
Auxilium Pharmaceuticals, Inc.         COM    05334D 10 7    1,055    50,000 SH   N/A   Sole       N/A         50,000   N/A   N/A
Cadence Pharmaceuticals, Inc.          COM    12738T 10 0    6,025   798,067 SH   N/A   Sole       N/A        798,067   N/A   N/A
Chelsea Therapeutics International,
Inc.                                   COM    163428 10 5   26,831 3,577,470 SH   N/A   Sole       N/A      3,577,470   N/A   N/A
Depomed, Inc.                          COM    249908 10 4    6,963 1,094,800 SH   N/A   Sole       N/A      1,094,800   N/A   N/A
Durect Corp.                           COM    266605 10 4   15,333 4,444,444 SH   N/A   Sole       N/A      4,444,444   N/A   N/A
Inspire Pharmaceuticals, Inc.          COM    457733 10 3   10,903 1,298,025 SH   N/A   Sole       N/A      1,298,025   N/A   N/A
Neurocrine Biosciences, Inc.           COM    64125C 10 9   36,555 4,784,689 SH   N/A   Sole       N/A      4,784,689   N/A   N/A
Novavax, Inc.                          COM    670002 10 4   11,074 4,557,300 SH   N/A   Sole       N/A      4,557,300   N/A   N/A
NPS Pharmaceuticals, Inc.              COM    62936P 10 3   12,996 1,645,000 SH   N/A   Sole       N/A      1,645,000   N/A   N/A